SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	$ 11,397	$ 11,013
Other cost of sales/amortization	(7,932)	(7,497)
Exploration, evaluation and project expenses not attributable to segments	(361)	(350)
General and administrative expenses	(126)	(159)
Other income not attributable to segments	195	268
Impairment charges	(312)	(1,671)
Loss on currency translation	(93)	(16)
Closed mine rehabilitation	(16)	136
Income from equity investees	232	258
Finance costs, net (includes non-segment accretion)	(170)	(301)
Gain on non-hedge derivatives	1	7
Income before income taxes	2,814	1,681
Gain on debt extinguishment	0	14
Operating segments [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	3,195	3,249
Other items not allocated to segments
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	20	42
Other cost of sales/amortization	(48)	(47)
Exploration, evaluation and project expenses not attributable to segments	(272)	(249)
General and administrative expenses	(126)	(159)
Other income not attributable to segments	354	396
Impairment charges	(312)	(1,671)
Loss on currency translation	(93)	(16)
Closed mine rehabilitation	(16)	136
Income from equity investees	232	258
Finance costs, net (includes non-segment accretion)	(121)	(265)
Gain on non-hedge derivatives	$ 1	$ 7